SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE CASH FLOW (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Balance - beginning	$ 4,849,223	$ 5,701,791
Net changes in prices and production costs	687,994	4,156,823
Net changes in future development costs	15,572	(118,770)
Sales of oil and gas produced, net	(801,580)	(363,095)
Extensions, discoveries and improved recovery
Purchases of reserves
Sales of reserves	(3,165,059)	(4,374,378)
Revisions of previous quantity estimates	(300,973)	(153,148)
Previously estimated development costs incurred
Net change income taxes
Accretion of discount
Balance - ending	$ 1,285,177	$ 4,849,223